                      SEI INSTITUTIONAL INVESTMENTS TRUST

                                 LARGE CAP FUND
                              LARGE CAP VALUE FUND
                                 SMALL CAP FUND
                          EMERGING MARKETS EQUITY FUND
                           INTERNATIONAL EQUITY FUND

                   SUPPLEMENT DATED SEPTEMBER 22, 2000 TO THE
                  CLASS A PROSPECTUS DATED SEPTEMBER 30, 1999

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The Board of Trustees of SEI Institutional Investments Trust (the "Trust"), including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust, have appointed Iridian Asset Management LLC ("IAM"), as an additional Sub-Adviser to the Trust's Large Cap Fund and Large Cap Value Funds (the "Funds"). IAM was approved as a Sub-Adviser at the Quarterly Meeting of the Board of Trustees held on September 18-19, 2000, and its appointment does not require shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's sole initial shareholder on June 14, 1996, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating IAM, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and IAM. SIMC recommended the selection of IAM and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of IAM and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing IAM, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Funds by IAM; (2) the distinct investment objective and policies of the Funds; (3) the history, reputation, qualification and background of IAM's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to IAM, including any benefits to be received by IAM or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") between SIMC (the "Adviser") and IAM relating to the Funds, IAM makes investment decisions for the assets of the Funds allocated to it by SIMC, and continuously reviews, supervises and administers the Funds' investment program with respect to these assets. IAM is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Funds' investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar, to the other Agreements. The Sub-Advisory Agreement will remain in effect until September 2002 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of IAM as Sub-Adviser to the Funds, the "Sub-Advisers" Section on page 26 of the Prospectus is amended by inserting the following disclosure relating to IAM:

IRIDIAN ASSET MANAGEMENT LLC: David L. Cohen, Principal and Portfolio Manager, serves as portfolio manager for a portion of the assets of the Large Cap and Large Cap Value Funds. Mr. Cohen joined IAM in 1995, and has 15 years of investment experience. Since 1995, Mr. Cohen has also been a Portfolio Manager at Arnhold and S. Bleichroeder Advisers, Inc.

IAM was founded as a limited liability company in November of 1995. As of June 30, 2000, IAM had approximately $8.4 billion in assets under management.

Listed below are the names and principal occupations of the principal executive offices of IAM. The principal business address of the principal executive officer and each of the directors, as it relates to their position at IAM, is 276 Post Road West, Westport, CT 06880-4704.

--------------------------------------------------------------------------------------------------
NAME                                              TITLE
--------------------------------------------------------------------------------------------------
David L. Cohen                                    Principal, Portfolio Manager
--------------------------------------------------------------------------------------------------
Harold J. Levy                                    Principal, Portfolio Manager
--------------------------------------------------------------------------------------------------
Alice B. Hicks                                    Executive Vice President, Director of Client
                                                  Services and Marketing
--------------------------------------------------------------------------------------------------
Jeffrey M. Elliott                                Executive Vice President, Chief Operating
                                                  Officer, Secretary
--------------------------------------------------------------------------------------------------

The Adviser will pay IAM a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to IAM.
                           --------------------------

At the same meeting, the Trustees appointed Chartwell Investment Partners ("Chartwell") as an additional Sub-Adviser to the Trust's Small Cap Fund (the "Fund"). Chartwell's appointment does not require shareholder approval.

In evaluating Chartwell, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and Chartwell. SIMC recommended the selection of Chartwell and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Chartwell and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing Chartwell, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by Chartwell; (2) the distinct investment objective and policies of the Fund;
(3) the history, reputation, qualification and background of Chartwell's personnel and its financial condition; (4) its performance record; and
(5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Chartwell, including any benefits to be received by Chartwell or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") between SIMC (the "Adviser") and Chartwell relating to the Fund, Chartwell makes investment decisions for the assets of the Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Fund's investment program with respect to these assets. Chartwell is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar, to the other Agreements. The Sub-Advisory Agreement will remain in effect until September 2002 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Chartwell as Sub-Adviser to the Fund, the "Sub-Advisers" Section on page 26 of the Prospectus is amended by inserting the following disclosure relating to Chartwell:

CHARTWELL INVESTMENT PARTNERS: David C. Dalrymple, Managing Partner and Senior Portfolio Manager, and Babak Zenouzi, Partner and Senior Portfolio Manager, serve as portfolio managers for a portion of the assets of the Small Cap Fund. Mr. Dalyrymple has been with Chartwell Investment Partners ("Chartwell") since 1997. Prior to joining Chartwell, Mr. Dalyrymple was a portfolio manager with Delaware Investment Advisers from 1991-1997. Mr. Zenouzi joined the firm in November 1999 after seven years with Delaware Investment Advisers, where he served as a Portofio Manager. Mr. Dalyrymple and Mr. Zenouzi both have 14 years of investment experience.

Chartwell is an employee-owned investment advisory firm founded on April 1, 1997. Chartwell is 75% owned by the partners of Chartwell and 24.5% owned by a limited partnership, Maverick Partners L.P. As of June 30, 2000, Chartwell had $4.5 billion in assets under management.

Listed below are the names and principal occupations of the principal executive offices of Chartwell. The principal business address of the principal executive officer and each of the directors, as it relates to their position at Chartwell, is 1235 Westlakes Drive, Suite 330, Berwyn, PA 19312.

--------------------------------------------------------------------------------------------------
NAME                                              TITLE
--------------------------------------------------------------------------------------------------
Edward N. Antoian, CPA, CFA                       Managing Partner, Senior Portfolio Manager
--------------------------------------------------------------------------------------------------
Terry F. Bovarnick, CFA                           Managing Partner, Senior Portfolio Manager
--------------------------------------------------------------------------------------------------
David C. Dalrymple, CFC                           Managing Partner, Senior Portfolio Manager
--------------------------------------------------------------------------------------------------
G. Gregory Hagar                                  Partner, Chief Financial Officer
--------------------------------------------------------------------------------------------------
Winthrop S. Jessup                                Managing Partner, President
--------------------------------------------------------------------------------------------------
Michael D. Jones, CFA                             Managing Partner, Senior Portfolio Manager
--------------------------------------------------------------------------------------------------
                                                  Managing Partner, Director of Client Services
Michael J. McCloskey                              Marketing
--------------------------------------------------------------------------------------------------
Kevin A. Melich, CFA                              Managing Partner, Senior Portfolio Manager
--------------------------------------------------------------------------------------------------
Michael J. Nalevanko                              Partner, Head Trader
--------------------------------------------------------------------------------------------------
Harold A. Ofstie                                  Managing Partner, Senior Portfolio Manager
--------------------------------------------------------------------------------------------------
Timothy J. Riddle                                 Managing Partner, Chief Operating Officer
--------------------------------------------------------------------------------------------------
Bernard P. Schaffer                               Managing Partner, Senior Portfolio Manager
--------------------------------------------------------------------------------------------------
Leslie M. Varrelman                               Partner, Director of Fixed Income
--------------------------------------------------------------------------------------------------
Babak Zenouzi                                     Partner, Senior Portfolio Manager
--------------------------------------------------------------------------------------------------

The Adviser will pay Chartwell a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to Chartwell.
                           --------------------------

At the same meeting, the Trustees appointed McKinley Capital Management Inc. ("McKinley Capital") as an additional Sub-Adviser to the Trust's Small Cap Fund (the "Fund"). McKinley Capital's appointment does not require shareholder approval.

In evaluating McKinley Capital, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and McKinley Capital. SIMC recommended the selection of McKinley Capital and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of McKinley Capital and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing McKinley Capital, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by McKinley Capital; (2) the distinct investment objective and policies of the Fund; (3) the history, reputation, qualification and background of McKinley Capital's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to McKinley Capital, including any benefits to be received by McKinley Capital or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") between SIMC (the "Adviser") and McKinley Capital relating to the Fund, McKinley Capital makes investment decisions for the assets of the Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Fund's investment program with respect to these assets. McKinley Capital is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar, to the other Agreements. The Sub-Advisory Agreement will remain in effect until September 2002 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of McKinley Capital as Sub-Adviser to the Fund, the "Sub-Advisers" Section on page 26 of the Prospectus is amended by inserting the following disclosure relating to McKinley Capital:

MCKINLEY CAPITAL MANAGEMENT, INC.: Robert B. Gillam, Frederic H. Parke and Sheldon Lien serve as portfolio managers to a portion of the assets of the Small Cap Fund. Mr. Gillam has been the Chief Investment Officer at McKinley Capital Management, Inc. since the firm's inception in 1990, and has over 20 years of investment experience. Prior to joining McKinley Capital in 1997, Mr. Parke was a Trader and Portfolio Manager at TransGlobal Investments from 1995 to 1997.
Mr. Parke has 19 years of investment experience. Mr. Lien has been with McKinley Capital since 1995.

McKinley Capital was founded in 1990 and is wholly-owned by its employees. As of June 30, 2000, McKinley Capital had approximately $4.8 billion in assets under management.

Listed below are the names and principal occupations of the principal executive offices of McKinley Capital. The principal business address of the principal executive offices, as it relates to their position at McKinley Capital, is 3301 C Street, Suite 500, Anchorage, AK 99503.

--------------------------------------------------------------------------------------------------
NAME                                              TITLE
--------------------------------------------------------------------------------------------------
Robert B. Gillam                                  President, Chief Investment Officer, Director
--------------------------------------------------------------------------------------------------
Diane M. Wilke                                    Vice President, Chief Operating Officer,
                                                  Director, Compliance Officer
--------------------------------------------------------------------------------------------------
Jerry L. Allen                                    Vice President, Chief Financial Officer
--------------------------------------------------------------------------------------------------
B. Thomas Willison                                Director
--------------------------------------------------------------------------------------------------
James L. McCarrey III                             General Counsel
--------------------------------------------------------------------------------------------------

The Adviser will pay McKinley Capital a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to McKinley Capital.
                           --------------------------

At the same meeting, the Trustees appointed The Boston Company Asset Management ("The Boston Company") as an additional Sub-Adviser to the Trust's Emerging Markets Equity Fund (the "Fund"). The Boston Company's appointment does not require shareholder approval.

In evaluating The Boston Company, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and The Boston Company. SIMC recommended the selection of The Boston Company and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of The Boston Company and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing The Boston Company, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by The Boston Company; (2) the distinct investment objective and policies of the Fund; (3) the history, reputation, qualification and background of The Boston Company's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to The Boston Company, including any benefits to be received by The Boston Company or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") between SIMC (the "Adviser") and The Boston Company relating to the Fund, The Boston Company makes investment decisions for the assets of the Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Fund's investment program with respect to these assets. The Boston Company is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Funds' investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar, to the other Agreements. The Sub-Advisory Agreement will remain in effect until September 2002 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of The Boston Company as Sub-Adviser to the Fund, the "Sub-Advisers" Section on page 26 of the Prospectus is amended by inserting the following disclosure relating to The Boston Company:

THE BOSTON COMPANY ASSET MANAGEMENT, LLC: D. Kirk Henry, CFA and Senior Vice President, serves as portfolio manager for a portion of the assets of the Emerging Markets Equity Fund. Since joining The Boston Company in 1994,
Mr. Henry has had primary responsibility for the firm's Emerging Markets Equity product and International Equity strategies.

The Boston Company, a limited liability company, was founded in 1970. The Boston Company is a wholly-owned subsidiary of Mellon Financial Corporation through The Boston Safe Deposit and Trust Company and The Boston Company, Inc. As of
June 30, 2000, The Boston Company had approximately $25.7 billion in assets under management.

Listed below are the names and principal occupations of the principal executive offices of The Boston Company. The principal business address of the principal executive officer and each of the directors, as it relates to their position at The Boston Company, is One Boston Place, Boston, MA 02108.

--------------------------------------------------------------------------------------------------
NAME                                              TITLE
--------------------------------------------------------------------------------------------------
Christopher M. Condron                            Chairman, Director
--------------------------------------------------------------------------------------------------
Francis D. Antin                                  President, Director, Chief Executive Officer
--------------------------------------------------------------------------------------------------
Marie Stewart, CPA                                Senior Vice President, Chief of Administration
--------------------------------------------------------------------------------------------------
John D. Kattar, CFA                               Senior Vice President, Director of Domestic
                                                  Equity
--------------------------------------------------------------------------------------------------
Sandor Cseh, CFA                                  Senior Vice President, Director of International
                                                  Investments
--------------------------------------------------------------------------------------------------
David S. Hertan                                   Senior Vice President, Director of Fixed Income
                                                  Management
--------------------------------------------------------------------------------------------------
Corey A. Griffin                                  Senior Vice President, Director of Marketing &
                                                  Client Services
--------------------------------------------------------------------------------------------------
Thomas St. Jean                                   Vice President, Director of Operations
--------------------------------------------------------------------------------------------------
Jennifer Cassedy                                  Vice President, Director of Risk Management &
                                                  Compliance
--------------------------------------------------------------------------------------------------

The Adviser will pay The Boston Company a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to The Boston Company.
                           --------------------------

At the same meeting, the Board of Trustees of SEI Institutional Investments Trust (the "Trust"), including all of the Trustees who are not "interested persons" of the Trust, voted to terminate Credit Suisse Asset Management Limited ("Credit Suisse") as a Sub-Adviser to the Trust's Emerging Markets Equity Fund (the "Fund"). The Board determined to terminate Credit Suisse because of significant changes to the Credit Suisse investment management team. This termination does not require shareholder approval.
                           --------------------------

At the same meeting, the Board of Trustees of SEI Institutional Investments Trust (the "Trust"), including all of the Trustees who are not "interested persons" of the Trust, voted to terminate Coronation Asset Management (Proprietary) Limited ("Coronation") as a Sub-Adviser to the Trust's Emerging Markets Equity Fund (the "Fund"). The Board determined to terminate Coronation because Coronation's expertise is concentrated in the South African market and one of the other Sub-Advisers to the Fund, Schroder Investment Management North America, can provide coverage of an expanded area, including Emerging European, Middle Eastern and African markets. This termination does not require shareholder approval.
                           --------------------------

At the same meeting, the Trustees appointed Martin Currie Inc. ("Martin Currie") as an additional Sub-Adviser to the Trust's International Equity Fund (the "Fund"). Martin Currie's appointment does not require shareholder approval.

In evaluating Martin Currie, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and Martin Currie. SIMC recommended the selection of Martin Currie and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Martin Currie and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing Martin Currie, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by Martin Currie; (2) the distinct investment objective and policies of the Fund; (3) the history, reputation, qualification and background of Martin Currie's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Martin Currie, including any benefits to be received by Martin Currie or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") between SIMC (the "Adviser") and Martin Currie relating to the Fund, Martin Currie makes investment decisions for the assets of the Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Fund's investment program with respect to these assets. Martin Currie is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar, to the other Agreements. The Sub-Advisory Agreement will remain in effect until September 2002 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Martin Currie as Sub-Adviser to the Fund, the "Sub-Advisers" Section on page 26 of the Prospectus is amended by inserting the following disclosure relating to Martin Currie:

MARTIN CURRIE, INC.: Michael Thomas and Keith Donaldson serve as portfolio managers for a portion of the assets of the International Equity Fund.
Mr. Thomas joined Martin Currie in 1989, and has 26 years of investment experience. Prior to joining Martin Currie in 1997, Mr. Donaldson was the vice president and head of Japanese equity sales at Morgan Stanley from 1996 to 1997, and head of research at Salomon Brothers in Tokyo from 1990 to 1996.
Mr. Donaldson has 20 years of investment experience.

Martin Currie, a wholly-owned subsidiary of Martin Currie Ltd., was founded in 1978. As of June 30, 2000, Martin Currie had approximately $16.7 billion in total assets under management.

Listed below are the names and principal occupations of the principal executive offices of Martin Currie. The principal business address of the principal executive officer and each of the directors, as it relates to their position at Martin Currie, is Saltire Court, 20 Castle Terrace, Edinburgh, Scotland EH1 2ES.

--------------------------------------------------------------------------------------------------
NAME                                              TITLE
--------------------------------------------------------------------------------------------------
Martin R. Brown                                   Director of Operations
--------------------------------------------------------------------------------------------------
Charles J. P. Dawnay                              Director, Vice President
--------------------------------------------------------------------------------------------------
James M. A. Fairweather                           Director, Vice President
--------------------------------------------------------------------------------------------------
James K. R. Falconer                              Director, Vice President
--------------------------------------------------------------------------------------------------
Timothy J. D. Hall                                Director, Vice President
--------------------------------------------------------------------------------------------------
Anthony P. Hanlon                                 Director, Vice President
--------------------------------------------------------------------------------------------------
Steven N. Johnson                                 Director, Vice President
--------------------------------------------------------------------------------------------------
Julian M. C. Livingston                           General Counsel
--------------------------------------------------------------------------------------------------
Patrick J. Scott-Plummer                          Director, President
--------------------------------------------------------------------------------------------------
Michael W. Thomas                                 Director, Vice President
--------------------------------------------------------------------------------------------------
James G. Wilson                                   Director, Vice President
--------------------------------------------------------------------------------------------------
Colin Winchester                                  Chief Financial Officer
--------------------------------------------------------------------------------------------------
Allan D. MacLeod                                  Director
--------------------------------------------------------------------------------------------------

The Adviser will pay Martin Currie a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to Martin Currie.
                           --------------------------

At the same meeting, the Trustees appointed Jardine Fleming International Management, Inc. ("JFIMI") as an additional Sub-Adviser to the Trust's International Equity Fund (the "Fund"). JFIMI's appointment does not require shareholder approval.

In evaluating JFIMI, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and JFIMI. SIMC recommended the selection of JFIMI and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of JFIMI and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing JFIMI, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by JFIMI; (2) the distinct investment objective and policies of the Fund; (3) the history, reputation, qualification and background of Jardine's personnel and its financial condition;
(4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to JFIMI, including any benefits to be received by JFIMI or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") between SIMC (the "Adviser") and JFIMI relating to the Fund, JFIMI makes investment decisions for the assets of the Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Fund's investment program with respect to these assets. JFIMI is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar, to the other Agreements. The Sub-Advisory Agreement will remain in effect until September 2002 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of JFIMI as Sub-Adviser to the Fund, the "Sub-Advisers" Section on page 26 of the Prospectus is amended by inserting the following disclosure relating to JFIMI:

JARDINE FLEMING INTERNATIONAL MANAGEMENT, INC.: Piers Litherland serves as the portfolio manager for a portion of the assets of the International Equity Fund. Mr. Litherland has been with JFIMI for 13 years, and has over 22 years of investment experience.

JFIMI was founded in 1992 and is a wholly-owned subsidiary of Jardine Fleming Group Limited. Jardine Fleming Group Limited is a subsidiary of Robert Fleming (jointventures) (Luxenberg) S.A., which is a subsidiary of Robert Fleming (Overseas) No. 3 Ltd. Robert Fleming (Overseas) No. 3 Ltd. is a subsidiary of Copthall Overseas Limited, which is a subsidiary of Robert Fleming Holdings Ltd. JFIMI's principal address is 47/F, Jardine House, Connaugh Place, Hong Kong. As of June 30, 2000, JFIMI had approximately $267 million in assets under management.

Listed below are the names and principal occupations of the principal executive offices of JFIMI. The principal business address of the principal executive officer and each of the directors, as it relates to their position at Jardine, is 47/F, Jardine House, 1 Connaught Place, Hong Kong.

--------------------------------------------------------------------------------------------------
NAME                                              TITLE
--------------------------------------------------------------------------------------------------
Mark B. E. White                                  Chief Executive Officer/ President/ Director
--------------------------------------------------------------------------------------------------
Andrew Douglas Eu                                 Chief Operations Officer/ Secretary
--------------------------------------------------------------------------------------------------
Hugh Moss Gerald Forsgate CBE                     Director
--------------------------------------------------------------------------------------------------
Michael David Testa                               Director
--------------------------------------------------------------------------------------------------

The Adviser will pay JFIMI a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to Jardine.
                           --------------------------

At the same meeting, the Board of Trustees of SEI Institutional Investments Trust (the "Trust"), including all of the Trustees who are not "interested persons" of the Trust, voted to terminate SG Pacific Asset Management , Inc./ SGY Asset Management (Singapore) Ltd./SG Yamaichi Asset Management Co., Ltd. ("SG Pacific") as a Sub-Adviser to the Trust's International Equity Fund (the "Fund"). The Board determined to terminate SG Pacific based on a decision to replace SGY with regional specialists. This termination does not require shareholder approval.
                           --------------------------

The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE